  Summary Prospectus

Touchstone Large Cap Growth Fund  July 29, 2011

Class A Ticker: TEQAX   Class B Ticker: TEQBX
Class C Ticker: TEQCX   Class Y Ticker: TIQIX

Before you invest, you may want to review the Fund's Prospectus, which contains more complete information about the Fund and its risks. The Fund's Prospectus and Statement of Additional Information, both dated July 29, 2011, are incorporated by reference into this Summary Prospectus. You can find the Fund's prospectus and other information about the Fund online at TouchstoneInvestments.com/home/formslit/. You can also get this information at no cost by calling 1.800.543.0407 or contacting your Financial Professional.

The Fund's Investment Goal

The Touchstone Large Cap Growth Fund seeks long-term growth of capital.

The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the sections entitled "Choosing a Share Class" and "Other Purchase and Redemption Information" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	5.00%	1.00%	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.40%	0.12%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.36%	1.83%	2.13%	1.13%
Fee Waiver and/or Expense Reimbursement[1]	0.11%	0.00%	0.13%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.83%	2.00%	0.99%

1Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 2.00% and 0.99% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 28, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class B	Class C	Class Y	Class B	Class C
1 Year	$695	$686	$303	$101	$186	$203
3 Years	$971	$876	$654	$345	$576	$654
5 Years	$1,267	$1,090	$1,132	$609	$990	$1,132
10 Years	$2,107	$2,025	$2,452	$1,362	$2,025	$2,452

Touchstone Large Cap Growth Fund

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

The Fund's Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A large cap company has a market capitalization found within the Russell 1000 Index (between $411 billion and $1.6 billion at the time of its most recent reconstitution on May 31, 2011) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company. The Fund's investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. ("Navellier"), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. Navellier's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps. In the first step of the investment process, Navellier calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary. This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier's investment process, then Navellier will evaluate the security and, if necessary, replace it.

The Key Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

•  If the stock market as a whole goes down

•  Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

•  If the market continually values the stocks in the Fund's portfolio lower than Navellier believes they should be valued

•  If the quantitative stock screening process and risk/reward analysis is not accurate

•  If the companies that the Fund invests in do not grow as rapidly or increase in value as expected

•  Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

•  Because growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential

•  Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

•  To the extent a fund focuses its investments in a particular market sector or industry, it may be more sensitive to adverse changes within that sector or industry than a fund that does not focus its investments

•  Because actively trading securities generally results in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders

Touchstone Large Cap Growth Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance (before taxes) of the Fund's Class A shares during each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Large Cap Growth Fund — Class A Total Returns as of December 31

Best Quarter: 4th Quarter 2001	+18.96%
Worst Quarter: 1st Quarter 2001	-27.98%

The year-to-date return for the Fund's Class A shares as of June 30, 2011 is 6.53%.

For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.

The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class A shares began operations on December 19, 1997, Class B shares and Class C shares began operations on October 4, 2003 and Class Y shares began operations on November 10, 2004. The Class B shares, Class C shares and Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to October 3, 2003 for Class B and Class C shares and November 9, 2004 for Class Y shares. For the Class B and Class C shares, performance for this period has been restated to reflect the impact of Class B shares and Class C shares fees and expenses, respectively.

Average Annual Total Returns
For the period ended December 31, 2010

	1 Year	5 Years	10 Years
Large Cap Growth Fund - Class A
Return Before Taxes	12.32%	0.05%	0.38%
Return After Taxes on Distributions	12.32%	0.04%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares	8.01%	0.04%	0.32%
Russell 1000 Growth Index	16.71%	3.75%	0.02%
(reflects no deductions for fees, expenses or taxes)
Large Cap Growth Fund - Class B
Return Before Taxes	14.40%	0.42%	0.29%
Russell 1000 Growth Index	16.71%	3.75%	0.02%
(reflects no deductions for fees, expenses or taxes)

Touchstone Large Cap Growth Fund

Average Annual Total Returns
For the period ended December 31, 2010

	1 Year	5 Years	10 Years
Large Cap Growth Fund - Class C
Return Before Taxes	18.26%	0.60%	0.30%
Russell 1000 Growth Index	16.71%	3.75%	0.02%
(reflects no deductions for fees, expenses or taxes)
Large Cap Growth Fund - Class Y
Return Before Taxes	19.43%	1.48%	1.12%
Russell 1000 Growth Index	16.71%	3.75%	0.02%
(reflects no deductions for fees, expenses or taxes)

Investment Advisor

Touchstone Advisors, Inc.

Investment Sub-Advisor	Portfolio Manager(s)	Investment Experience	Primary Title with Investment Sub-advisor
Navellier & Associates, Inc.	Shawn C. Price	Managing Fund since 1997	Portfolio Manager

	Louis G. Navellier	Managing Fund since 1997	Chief Executive Officer

Buying and Selling Fund Shares

Minimum Investment Requirements

	Class A, Class B and Class C		Class Y
	Initial Investment	Additional Investment	Initial Investment	Additional Investment
Regular Account	$2,500	$50	$2,500	None
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50	None	None
Investments through the Automatic Investment Plan	$100	$50	None	None

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. You may purchase and sell Class A and Class C shares of the Fund directly from Touchstone Securities, Inc. or through your financial advisor. Class B shares are no longer offered for sale. You may sell Class B shares of the Fund directly through Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your financial institution. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the shares are held in a tax-deferred account. Shares that are held in a tax-deferred account may be taxed as ordinary or capital gains once they are withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

TSF-54-TST-TEQAX-1107